EQUITY - Capital (Details) - BRL (R$)	Aug. 30, 2024	Jul. 31, 2024	Dec. 31, 2024	Dec. 18, 2024	Nov. 05, 2024	Oct. 31, 2024	Jul. 10, 2024	Jan. 24, 2024	Dec. 31, 2023	Nov. 08, 2023
EQUITY
Authorized capital			1,850,000,000
Capital			R$ 62,071,416,000						R$ 63,571,416,000
Maximum total value of share reduction			R$ 5,000,000,000
Maximum number of shares repurchase		30,332,692
Treasury shares		R$ 10,499,456
Minimum
EQUITY
Maximum value to be used in the shares repurchase program	R$ 1,000,000,000
Maximum
EQUITY
Maximum value to be used in the shares repurchase program	R$ 1,500,000,000
1st Capital Reduction [Member]
EQUITY
Amount of reduce the company share capital										R$ 1,500,000,000
Return of share capital								R$ 1,500,000,000
IRRF on share capital reduction payment							R$ 18,419,000
Par value per share							R$ 0.90766944153
1st Capital Reduction [Member] | Minimum
EQUITY
Return of share capital								62,071,416,000
1st Capital Reduction [Member] | Maximum
EQUITY
Return of share capital								R$ 63,571,416,000
2st Capital Reduction [Member]
EQUITY
Amount of reduce the company share capital					R$ 2,000,000,000.0
Par value per share				R$ 1.22651176012
Treasury shares						R$ 21,947,656
Total of common shares				1,652,588,360
Paid [Member] | 1st Capital Reduction [Member]
EQUITY
Payment for the reduction of share capital							R$ 1,442,860,000
Pending [Member] | 1st Capital Reduction [Member]
EQUITY
Payment for the reduction of share capital							R$ 38,721,000